26. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 6) - BRL (R$) R$ / shares in Units, R$ in Millions				12 Months Ended
	Apr. 30, 2021	Jan. 02, 2019		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of Dividends [line items]
Equity				R$ 17,478	R$ 15,891	[1],[2]	R$ 15,939	[3]
Net income for the year				2,864
Unrealized profit reserve	R$ 835			(835)
Reversal of the unrealized profit reserve established in 2019				835
Withholding income tax on Interest on equity				50	35		17
Minimum Dividend under the by-laws including income tax on interest on equity				1,482
Dividends recorded, as specified in the by-laws Interest on Equity				553	400		210
Ordinary dividends				929
Total dividends for the common shares					R$ 364
Restated [member]
Disclosure of Dividends [line items]
Percentage applied to the nominal value of the preferred shares					6.00%
Equity		R$ 16,084	[1]		R$ 16,103	[1]	16,084	[3]	R$ 14,296
Net income for the year		R$ 1,722	[2]		3,194	[1]	1,722	[1]
Unrealized profit reserve							835
Minimum Dividend under the by-laws including income tax on interest on equity					764		867
Ordinary dividends					R$ 364		R$ 657
Mandatory dividends (including withholding income tax on Interest on Equity)					R$ 0.59		R$ 0.52
Preferred Shares [member]
Disclosure of Dividends [line items]
Percentage applied to the nominal value of the preferred shares					10.00%		10.00%
Percentage applied to the portion of Equity represented by the preferred shares					3.00%		3.00%
Amount of the dividends by the second payment criterion					R$ 317
Minimum Dividends required by the Bylaws for the preferred shares					486
Mandatory dividends - 50% of Net income					1,564
Preferred Shares [member]
Disclosure of Dividends [line items]
Total dividends for the common shares				R$ 986	R$ 577		R$ 509
Minimum dividends required by the by-laws for the preferred shares				R$ 0.50
Mandatory dividends (including withholding income tax on Interest on Equity)				0.99
Dividends proposed: Preferred (PN) shares				R$ 0.99
Preferred Shares [member] | Restated [member]
Disclosure of Dividends [line items]
Minimum dividends required by the by-laws for the preferred shares					R$ 0.50		R$ 0.50
Dividends proposed: Common (ON) shares					0.52		0.59
Dividends proposed: Preferred (PN) shares					R$ 0.52		R$ 0.59
Common Shares [member]
Disclosure of Dividends [line items]
Total dividends for the common shares				R$ 496	R$ 255		R$ 290
Dividends proposed: Common (ON) shares				R$ 0.99
Common Shares [member] | Restated [member]
Disclosure of Dividends [line items]
Dividends proposed: Common (ON) shares					R$ 0.52		R$ 0.59
Dividends proposed: Preferred (PN) shares					R$ 0.52		R$ 0.59
Dividend Distribution [member]
Disclosure of Dividends [line items]
Net income for the year				R$ 2,864	R$ 3,127		R$ 1,700
Mandatory dividends - 50% of Net income				1,432
Dividend Distribution [member] | Preferred Shares [member]
Disclosure of Dividends [line items]
Nominal value of the preferred shares				5,055	4,856		4,856
Preferred shares				R$ 5,055	R$ 4,856		R$ 4,856
Percentage applied to the nominal value of the preferred shares				1000.00%	10.00%		10.00%
Amount of the dividends by the first payment criterion				R$ 506	R$ 486		R$ 486
Preferred shares as a percentage of Equity (net of shares held in Treasury)				6656.00%	66.56%		66.56%
Percentage applied to the portion of Equity represented by the preferred shares				300.00%	3.00%		3.00%
Amount of the dividends by the second payment criterion				R$ 349	R$ 371		R$ 291
Minimum Dividends required by the Bylaws for the preferred shares				R$ 506	486		486
Mandatory dividends - 50% of Net income					R$ 1,564		R$ 850

[1]	For further details of restatement of comparative balances, see Note 2.8
[2]	See note 2.8.
[3]	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors' over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT - not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents' over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company's position on this case is reinforced by the fact that the Brazilian Energy Distributors' Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisersadvisors. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$222 on December 31, 2020, as Other financial components' to be ratified. At the reporting date for this financial statements, this matter was still pending analysis by Aneel.